Capital management (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios
During 2021 and 2020, we complied with all capital and leverage requirements, including the domestic stability buffer, imposed by OSFI.

	As at

(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	October 31 2021	October 31 2020
Capital (1)
CET1 capital	$75,583	$68,082
Tier 1 capital	82,246	74,005
Total capital	92,026	84,928
Risk-weighted assets (RWA) used in calculation of capital ratios (1)
Credit risk	$444,142	$448,821
Market risk	34,806	27,374
Operational risk	73,593	70,047
Total RWA	$552,541	$546,242
Capital ratios and Leverage ratio (1)
CET1 ratio	13.7%	12.5%
Tier 1 capital ratio	14.9%	13.5%
Total capital ratio	16.7%	15.5%
Leverage ratio	4.9%	4.8%
Leverage ratio exposure (billions)	$1,662	$1,553

(1)	Capital, RWA, and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI’s Leverage Requirements (LR) guideline as updated in accordance with the regulatory guidance issued by OSFI in response to the
COVID-19
pandemic. Both the CAR guideline and LR guideline are based on the Basel III framework.